United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Quarter ended 12/31/09

Item 1.                      Schedule of Investments

Tax-Free Money Market Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Principal Amount			Value
		Short-Term Municipals – 101.6%;1
		Alabama – 1.1%
$30,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	$30,000,000
3,380,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.290%, 1/7/2010	3,380,000
17,870,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.230%, 1/7/2010	17,870,000
		TOTAL	51,250,000
		Alaska – 2.4%
40,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 1/7/2010	40,000,000
8,495,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.280%, 1/7/2010	8,495,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.400%, 1/6/2010	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.280%, 1/6/2010	17,500,000
		TOTAL	108,595,000
		Arizona – 0.8%
465,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 1/7/2010	465,000
3,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.310%, 1/7/2010	3,000,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 1/7/2010	14,000,000
9,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/ (FSA INS)/(Citibank NA, New York LIQ), 0.250%, 1/6/2010	9,125,000
3,885,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.350%, 1/6/2010	3,885,000
4,000,000		Yuma, AZ IDA - Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 1/6/2010	4,000,000
		TOTAL	34,475,000
		California – 13.1%
11,835,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.210%, 1/6/2010	11,835,000
8,035,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.250%, 1/7/2010	8,035,000
8,350,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.260%, 1/4/2010	8,350,000
7,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 1/7/2010	7,200,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 1/7/2010	2,000,000
33,300,000		California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(FHLB of San Francisco LOC), 0.200%, 1/7/2010	33,300,000
10,165,000	[2,3]	California Infrastructure & Economic Development Bank, Wells Fargo Stage Trust (Series 2008-41C) Weekly VRDNs (California Independent System Operator Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.220%, 1/7/2010	10,165,000
4,600,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.230%, 1/7/2010	4,600,000
15,000,000		California State, (Series 2003A-3) Daily VRDNs (Bank of Montreal LOC), 0.270%, 1/4/2010	15,000,000
66,000,000		California State, (Series 2003B-1) Weekly VRDNs (BNP Paribas SA, CALPERS (California Public Employees Retirement System) and CALSTRS (California State Teachers' Retirement System) LOCs), 0.200%, 1/6/2010	66,000,000
61,550,000		California State, (Series 2003C-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.220%, 1/7/2010	61,550,000
12,000,000		California State, (Series 2003C-4) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 1/7/2010	12,000,000
7,000,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.200%, 1/7/2010	7,000,000

Principal Amount			Value
$15,000,000		California State, GO Tax Exempt Notes, 0.38% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/7/2010	15,000,000
26,260,000		California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/7/2010	26,260,000
27,470,000		California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/8/2010	27,470,000
13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(U.S. Bank, N.A. LOC), 0.240%, 1/7/2010	13,000,000
9,715,000	[2,3]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.220%, 1/6/2010	9,715,000
16,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	16,238,191
25,980,000	[2,3]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.230%, 1/7/2010	25,980,000
16,560,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 1/7/2010	16,560,000
11,745,000	[2,3]	Grossmont-Cuyamaca, CA Community College District, Stage Trust (Series 2008-31Z) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo & Co. LIQ), 0.220%, 1/7/2010	11,745,000
30,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 2/8/2010	30,000,000
9,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 1/7/2010	9,330,000
13,300,000		Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank of America N.A. LOC), 0.320%, 1/1/2010	13,300,000
17,285,000	[2,3]	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 0.220%, 1/7/2010	17,285,000
4,600,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 1/7/2010	4,600,000
3,760,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.250%, 1/7/2010	3,760,000
5,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	5,000,000
9,670,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 4, (Series 2001) Weekly VRDNs (Mission Bay North)/(Bank of America N.A. LOC), 0.250%, 1/7/2010	9,670,000
5,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.380%, 1/7/2010	5,000,000
20,118,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.270%, 1/7/2010	20,118,000
10,300,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 1/7/2010	10,300,000
9,290,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.400%, 1/6/2010	9,290,000
17,515,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.280%, 1/6/2010	17,515,000
10,000,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.250%, 1/6/2010	10,000,000
10,885,000		Whittier, CA Revenue Bonds, (Series 2008) Weekly VRDNs (Whittier College)/(Bank of America N.A. LOC), 0.240%, 1/7/2010	10,885,000
		TOTAL	585,056,191
		Colorado – 2.7%
44,835,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.700%, 1/6/2010	44,835,000
1,750,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 1/7/2010	1,750,000
400,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 2.520%, 1/7/2010	400,000
6,250,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 1/7/2010	6,250,000
20,500,000		Colorado State, 2.00% TRANs, 6/25/2010	20,651,670

Principal Amount			Value
$25,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.280%, 1/6/2010	25,000,000
21,350,000	[2,3]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.230%, 1/7/2010	21,350,000
		TOTAL	120,236,670
		Connecticut – 2.3%
6,330,000		Berlin, CT, 1.25% BANs, 9/1/2010	6,357,214
2,470,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.200%, 1/6/2010	2,470,000
7,000,000		Connecticut Development Authority, (Series 1999), 1.15% CP (New England Power Co.), Mandatory Tender 1/14/2010	7,000,000
21,000,000	[2,3]	Connecticut Health and Educational Facilities Authority, Austin (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.250%, 1/7/2010	21,000,000
1,200,000		Connecticut State Health & Educational Facilities, (Series B) Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.230%, 1/4/2010	1,200,000
1,700,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 1/7/2010	1,700,000
2,600,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.170%, 1/6/2010	2,600,000
4,815,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Banco Santander, S.A. LOC), 0.220%, 1/7/2010	4,815,000
4,280,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 0.220%, 1/7/2010	4,280,000
4,000,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.250%, 1/6/2010	4,000,000
9,500,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 1/7/2010	9,500,000
1,700,000		Connecticut State HEFA, (Series L-2) Weekly VRDNs (Yale-New Haven Hospital)/(Bank of America N.A. LOC), 0.240%, 1/6/2010	1,700,000
11,710,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.320%, 1/7/2010	11,710,000
3,000,000	[2,3]	Connecticut State, PUTTERS (Series 320), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 4/8/2010	3,000,000
14,000,000		Hamden, CT, 1.25% BANs, 8/25/2010	14,058,455
5,032,000		New Haven, CT, (Series 2002A), 0.30% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 1/5/2010	5,032,000
		TOTAL	100,422,669
		District of Columbia – 0.2%
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.240%, 1/6/2010	8,330,000
		Florida – 5.1%
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 1/7/2010	7,630,000
4,800,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	4,800,000
5,700,000		Dade County, FL IDA, (Series 1985D) Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC), 0.210%, 1/6/2010	5,700,000
24,725,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Citibank NA, New York LOC), 0.230%, 1/7/2010	24,725,000
10,000,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/20/2010	10,000,000
25,425,000		Jacksonville, FL EDC, (Series 2005) Daily VRDNs (Methodist Health System, Inc.)/(SunTrust Bank LOC), 0.270%, 1/4/2010	25,425,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.480%, 1/7/2010	3,800,000
12,300,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	12,300,000
9,110,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 0.450%, 1/7/2010	9,110,000
15,605,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	15,605,000
32,565,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.270%, 1/7/2010	32,565,000
45,750,000		Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 0.270%, 1/4/2010	45,750,000
3,975,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.270%, 1/4/2010	3,975,000
9,265,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.390%, 1/6/2010	9,265,000

Principal Amount			Value
$10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	10,000,000
7,895,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	7,895,000
		TOTAL	228,545,000
		Georgia – 2.5%
14,850,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.270%, 1/4/2010	14,850,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wachovia Bank N.A. LOC), 0.330%, 1/7/2010	12,700,000
14,375,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.260%, 1/6/2010	14,375,000
15,500,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (The Lovett School)/(FHLB of Atlanta LOC), 0.260%, 1/6/2010	15,500,000
9,300,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 0.320%, 1/7/2010	9,300,000
292,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 1/6/2010	292,000
11,200,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.260%, 1/6/2010	11,200,000
18,065,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.200%, 1/4/2010	18,065,000
13,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.230%, 1/6/2010	13,000,000
1,590,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.420%, 1/7/2010	1,590,000
		TOTAL	110,872,000
		Hawaii – 0.3%
10,425,000		Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.280%, 1/7/2010	10,425,000
4,245,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 1/7/2010	4,245,000
		TOTAL	14,670,000
		Idaho – 1.8%
36,055,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.270%, 1/4/2010	36,055,000
18,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center)/(Harris, N.A. LOC), 0.220%, 1/7/2010	18,000,000
25,000,000		Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	25,257,761
		TOTAL	79,312,761
		Illinois – 5.1%
4,185,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 1/7/2010	4,185,000
13,900,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.450%, 1/7/2010	13,900,000
9,700,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.270%, 1/6/2010	9,700,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.350%, 1/7/2010	5,100,000
30,510,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 1/6/2010	30,510,000
4,705,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(Northern Trust Co., Chicago, IL LOC), 0.280%, 1/7/2010	4,705,000
1,800,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.180%, 1/7/2010	1,800,000
5,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 1/6/2010	5,500,000
20,230,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.220%, 1/7/2010	20,230,000

Principal Amount			Value
$20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 1/7/2010	20,775,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 1/7/2010	20,000,000
20,925,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 1/7/2010	20,925,000
2,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 1/6/2010	2,800,000
25,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.270%, 1/7/2010	25,000,000
14,170,000	[2,3]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.240%, 1/6/2010	14,170,000
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 1/7/2010	13,755,000
10,820,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 1/7/2010	10,820,000
5,100,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 1/4/2010	5,100,000
565,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.200%, 1/7/2010	565,000
		TOTAL	229,540,000
		Indiana – 2.2%
10,835,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	10,835,000
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.350%, 1/7/2010	8,850,000
460,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.600%, 1/7/2010	460,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.350%, 1/7/2010	9,500,000
1,020,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.600%, 1/7/2010	1,020,000
10,735,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	10,735,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.370%, 1/6/2010	3,250,000
9,500,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-4) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.230%, 1/4/2010	9,500,000
7,000,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.210%, 1/4/2010	7,000,000
5,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.200%, 1/7/2010	5,000,000
5,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.200%, 1/7/2010	5,250,000
12,200,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2008C) Weekly VRDNs (Clarian Health Partners, Inc.)/(Bank of New York LOC), 0.220%, 1/6/2010	12,200,000
8,245,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009B) Weekly VRDNs (Parkview Health System Obligated Group)/(National City Bank LOC), 0.200%, 1/6/2010	8,245,000
1,865,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.340%, 1/6/2010	1,865,000
4,035,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.650%, 1/7/2010	4,035,000
		TOTAL	97,745,000
		Iowa – 0.6%
500,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.470%, 1/7/2010	500,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(FHLB of Chicago LOC), 0.320%, 1/7/2010	27,685,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.240%, 1/7/2010	500,000
		TOTAL	28,685,000
		Kansas – 0.3%
12,340,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	12,340,000

Principal Amount			Value
		Kentucky – 0.3%
$12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.290%, 1/7/2010	12,000,000
2,740,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 3.460%, 1/7/2010	2,740,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 1/7/2010	100,000
		TOTAL	14,840,000
		Louisiana – 2.4%
10,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.420%, 1/6/2010	10,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.340%, 1/7/2010	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.370%, 1/6/2010	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.280%, 1/7/2010	11,520,000
30,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 1/4/2010	30,000,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 1/7/2010	30,575,000
11,200,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.270%, 1/4/2010	11,200,000
		TOTAL	108,295,000
		Maine – 0.2%
7,620,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.290%, 1/7/2010	7,620,000
		Maryland – 1.7%
10,000,000		Maryland Community Development Administration — Residential Revenue, (Series 2007M) Weekly VRDNs (KBC Bank N.V. LIQ), 0.220%, 1/7/2010	10,000,000
3,734,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 1/5/2010	3,734,500
47,175,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	47,175,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 1/7/2010	15,000,000
		TOTAL	75,909,500
		Massachusetts – 4.5%
1,900,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.290%, 1/7/2010	1,900,000
5,600,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.310%, 1/7/2010	5,600,000
23,455,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.240%, 1/6/2010	23,455,000
9,000,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 300), 0.60% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	9,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.250%, 1/7/2010	10,000,000
4,520,000		Massachusetts Development Finance Agency, (Series U-5A) Weekly VRDNs (Boston University)/(FHLB of Boston LOC), 0.220%, 1/7/2010	4,520,000
15,000,000	[2,3]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.230%, 1/7/2010	15,000,000
9,900,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 1/7/2010	9,900,000
12,600,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.500%, 1/7/2010	12,600,000
6,000,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.230%, 1/7/2010	6,000,000
17,500,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 1/15/2010	17,500,000
16,050,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 3/4/2010	16,050,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.240%, 1/7/2010	1,500,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 1/7/2010	2,200,000
7,800,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.240%, 1/6/2010	7,800,000
17,205,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.230%, 1/7/2010	17,205,000

Principal Amount			Value
$4,620,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 1/6/2010	4,620,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.240%, 1/6/2010	8,000,000
11,210,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 1/7/2010	11,210,000
5,000,000		New Bedford, MA, 1.25% BANs, 2/12/2010	5,002,553
12,287,000		West Springfield, MA, 1.50% BANs, 6/17/2010	12,334,451
		TOTAL	201,397,004
		Michigan – 3.1%
9,840,000	[2,3]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 0.280%, 1/7/2010	9,840,000
1,410,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.260%, 1/7/2010	1,410,000
1,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.380%, 1/7/2010	1,695,000
13,500,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	13,634,736
6,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	6,062,123
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/6/2010	5,000,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/6/2010	5,000,000
8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.550%, 1/6/2010	8,600,000
50,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	50,545,388
6,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 1/4/2010	6,000,000
29,300,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 1/7/2010	29,300,000
		TOTAL	137,087,247
		Minnesota – 0.1%
370,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 0.470%, 1/7/2010	370,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 0.280%, 1/7/2010	5,900,000
		TOTAL	6,270,000
		Mississippi – 0.4%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 1/7/2010	10,000,000
5,260,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.410%, 1/7/2010	5,260,000
3,500,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.490%, 1/7/2010	3,500,000
		TOTAL	18,760,000
		Missouri – 3.0%
320,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 1/7/2010	320,000
14,185,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 0.250%, 1/6/2010	14,185,000
14,100,000		Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.320%, 1/4/2010	14,100,000
6,100,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.220%, 1/7/2010	6,100,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.220%, 1/6/2010	25,000,000
23,000,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.320%, 1/4/2010	23,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 1/7/2010	26,000,000
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.350%, 1/6/2010	4,300,000

Principal Amount			Value
$19,535,000	[2,3]	St. Louis, MO, SPEARs (DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 1/7/2010	19,535,000
		TOTAL	132,540,000
		Multi-State – 0.8%
3,950,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.620%, 1/7/2010	3,950,000
6,085,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.300%, 1/7/2010	6,085,000
24,435,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GDT by FHLMC)/(FHLMC LIQ), 0.300%, 1/7/2010	24,435,000
		TOTAL	34,470,000
		Nebraska – 0.3%
10,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.230%, 1/7/2010	10,000,000
1,510,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 0.550%, 1/7/2010	1,510,000
105,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 1/7/2010	105,000
		TOTAL	11,615,000
		Nevada – 1.4%
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.270%, 1/6/2010	30,000,000
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 1/6/2010	9,000,000
21,605,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 1/6/2010	21,605,000
		TOTAL	60,605,000
		New Hampshire – 0.5%
5,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.320%, 1/4/2010	5,000,000
15,700,000		New Hampshire Health and Education Facilities Authority, (Series 2004A) Weekly VRDNs (Easter Seals New Hampshire, Inc.)/(FHLB of Boston LOC), 0.230%, 1/7/2010	15,700,000
		TOTAL	20,700,000
		New Jersey – 4.7%
19,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 1/7/2010	19,720,000
7,100,000		Hammonton, NJ School District, 2.75% BANs, 7/15/2010	7,156,177
9,000,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	9,018,852
11,804,238		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	11,812,527
12,098,000		Medford Township, NJ, 1.50% BANs, 7/13/2010	12,148,804
15,088,000		Montclair Township, NJ, 1.50% BANs, 3/12/2010	15,108,079
3,000,000		Mountainside, NJ, 1.35% BANs, 11/5/2010	3,016,322
2,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.240%, 1/6/2010	2,000,000
100,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	100,935,954
2,314,904		Ocean Township, NJ, 1.50% BANs, 12/21/2010	2,330,483
16,505,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	16,505,000
9,637,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	9,694,183
		TOTAL	209,446,381
		New Mexico – 0.5%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 1/7/2010	2,000,000
11,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.280%, 1/6/2010	11,000,000

Principal Amount			Value
$10,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.230%, 1/7/2010	10,000,000
		TOTAL	23,000,000
		New York – 2.5%
10,500,000		Broome County, NY, 2.25% BANs, 4/16/2010	10,519,301
7,100,000		Elmira Heights, NY CSD, 1.75% BANs, 6/30/2010	7,100,000
4,000,000		Erie County, NY Fiscal Stability Authority, (Series 2009B), 1.25% BANs, 7/30/2010	4,015,613
9,937,040		Hunter-Tannersville, NY CSD, 1.75% BANs, 6/25/2010	9,955,795
8,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.200%, 1/6/2010	8,000,000
8,000,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.230%, 1/4/2010	8,000,000
11,680,000		New York City, NY, (Series 2008J-4) Daily VRDNs (Bank of America N.A. LIQ), 0.220%, 1/4/2010	11,680,000
30,000,000		New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center) 1/18/2011	30,000,000
20,000,000		Rochester, NY, (Series 2009-II), 2.00% BANs, 8/23/2010	20,139,757
		TOTAL	109,410,466
		North Carolina – 4.4%
18,675,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.220%, 1/7/2010	18,675,000
31,605,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.340%, 1/7/2010	31,605,000
2,730,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	2,730,000
2,200,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.250%, 1/7/2010	2,200,000
2,615,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.250%, 1/7/2010	2,615,000
4,345,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.300%, 1/6/2010	4,345,000
7,220,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.250%, 1/7/2010	7,220,000
9,100,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.220%, 1/7/2010	9,100,000
1,455,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	1,455,000
7,620,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	7,620,000
9,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	9,000,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	2,800,000
4,440,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	4,440,000
6,000,000	[2,3]	North Carolina Capital Facilities Finance Agency, ROCs RR II R-12282 Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.230%, 1/7/2010	6,000,000
5,300,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.250%, 1/7/2010	5,300,000
4,235,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.190%, 1/7/2010	4,235,000
5,730,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 1/6/2010	5,730,000
7,550,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.220%, 1/6/2010	7,550,000
4,470,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.280%, 1/6/2010	4,470,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	5,000,000

Principal Amount			Value
$3,090,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.280%, 1/6/2010	3,090,000
2,000,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.250%, 1/7/2010	2,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.220%, 1/7/2010	5,000,000
4,100,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (North Carolina Baptist)/(RBC Bank (USA) LIQ), 0.280%, 1/7/2010	4,100,000
8,000,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wachovia Bank N.A. LOC), 0.220%, 1/7/2010	8,000,000
14,300,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.260%, 1/7/2010	14,300,000
5,800,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.270%, 1/6/2010	5,800,000
7,000,000		Raleigh, NC, (Series 2009), 0.350%, 6/1/2034	7,000,000
4,850,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.230%, 1/7/2010	4,850,000
		TOTAL	196,230,000
		Ohio – 3.1%
620,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 0.200%, 1/4/2010	620,000
815,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.330%, 1/6/2010	815,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.600%, 1/7/2010	5,900,000
9,785,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 1/4/2010	9,785,000
23,090,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York LOC), 0.240%, 1/7/2010	23,090,000
9,405,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.600%, 1/7/2010	9,405,000
9,925,000		Hancock County, OH , (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 0.500%, 1/7/2010	9,925,000
7,450,000		Lucas County, OH Facilities Improvement Revenue Bonds, (Series 2002) Weekly VRDNs (Toledo Zoological Society)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	7,450,000
30,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.400%, 1/6/2010	30,000,000
24,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 1/7/2010	24,380,000
14,180,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.650%, 1/7/2010	14,180,000
4,820,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.400%, 1/7/2010	4,820,000
		TOTAL	140,370,000
		Oklahoma – 0.4%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.300%, 1/6/2010	19,200,000
		Oregon – 1.8%
10,175,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.220%, 1/6/2010	10,175,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,368,189
34,650,000		Oregon State, Veteran's Welfare Bonds (Series 73F) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.290%, 1/6/2010	34,650,000
		TOTAL	82,193,189
		Pennsylvania – 5.5%
34,995,000	[2,3]	Allegheny County, PA Hospital Development, (Series MT-506) Daily VRDNs (UPMC Health System)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.350%, 1/7/2010	34,995,000
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.410%, 1/7/2010	5,000,000
4,200,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.230%, 1/6/2010	4,200,000
7,765,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.220%, 1/7/2010	7,765,000
400,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.360%, 1/7/2010	400,000
24,850,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 1/4/2010	24,850,000
19,200,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 1/7/2010	19,200,000

Principal Amount			Value
$31,250,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,522,377
46,345,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.240%, 1/7/2010	46,345,000
71,225,000		Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 1/7/2010	71,225,000
		TOTAL	245,502,377
		Puerto Rico – 0.1%
2,300,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.340%, 1/6/2010	2,300,000
		Rhode Island – 0.1%
3,660,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 1/7/2010	3,660,000
		South Carolina – 0.3%
7,400,000		Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.280%, 1/6/2010	7,400,000
2,425,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	2,425,000
2,300,000		South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 1/7/2010	2,300,000
		TOTAL	12,125,000
		South Dakota – 0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.420%, 1/7/2010	1,000,000
		Tennessee – 2.7%
42,260,000		Chattanooga, TN Health & Housing Facility Board, (Series 2004-A) Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 1.660%, 1/7/2010	42,260,000
1,800,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	1,800,000
22,600,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.270%, 1/4/2010	22,600,000
10,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.270%, 1/4/2010	10,000,000
35,500,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4) Daily VRDNs (Covenant Health Systems)/(SunTrust Bank LOC), 0.270%, 1/4/2010	35,500,000
9,705,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.400%, 1/6/2010	9,705,000
		TOTAL	121,865,000
		Texas – 9.1%
8,605,000	[2,3]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 131) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.330%, 1/6/2010	8,605,000
14,500,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003) Weekly VRDNs (ConocoPhillips), 0.300%, 1/6/2010	14,500,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.320%, 1/7/2010	20,300,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%	900,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 1/7/2010	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 0.310%, 1/7/2010	25,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/28/2010	20,000,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.290%, 1/7/2010	12,000,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.300%, 1/6/2010	955,000
13,665,000	[2,3]	Harris County, TX, State Trust (Series 2009-71C), 0.50% TOBs (Wells Fargo & Co. LIQ), Optional Tender 4/15/2010	13,665,000
17,500,000	[2,3]	Houston, TX Airport System, Floater Receipts (Series SG 149) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.250%, 1/7/2010	17,500,000

Principal Amount			Value
$6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.280%, 1/7/2010	6,525,000
6,500,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.200%, 1/4/2010	6,500,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.240%, 1/6/2010	21,000,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 1/6/2010	19,900,000
8,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008F) Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 0.380%, 1/6/2010	8,000,000
35,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.500%, 1/7/2010	35,000,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.500%, 1/7/2010	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 1/7/2010	15,000,000
4,695,000	[2,3]	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 0.250%, 1/7/2010	4,695,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	132,758,855
		TOTAL	407,508,855
		Utah – 0.3%
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.250%, 1/7/2010	12,500,000
		Vermont – 0.2%
9,115,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/ (TD Banknorth N.A. LOC), 0.200%, 1/6/2010	9,115,000
		Virginia – 2.1%
5,200,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.240%, 1/5/2010	5,200,000
7,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.250%, 1/7/2010	7,000,000
2,065,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(TD Banknorth N.A. LIQ), 0.210%, 1/6/2010	2,065,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.320%, 1/7/2010	3,300,000
6,965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.230%, 1/7/2010	6,965,000
11,000,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.230%, 1/7/2010	11,000,000
23,590,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 1/7/2010	23,590,000
2,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 1/4/2010	2,000,000
32,000,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 1/4/2010	32,000,000
		TOTAL	93,120,000
		Washington – 1.6%
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 1/7/2010	2,600,000
11,500,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.550%, 1/7/2010	11,500,000
10,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	10,057,350
7,895,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.270%, 1/6/2010	7,895,000
2,000,000		Washington State Health Care Facilities Authority, (Series 2006) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.280%, 1/6/2010	2,000,000
14,745,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.210%, 1/6/2010	14,745,000
20,875,000		Washington State Housing Finance Commission, Series A Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.220%, 1/7/2010	20,875,000
		TOTAL	69,672,350
		West Virginia – 0.7%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.15% CP (Virginia Electric & Power Co.), Mandatory Tender 1/14/2010	10,500,000

Principal Amount			Value
$21,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 3/4/2010	21,500,000
		TOTAL	32,000,000
		Wisconsin – 2.3%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.450%, 1/7/2010	2,650,000
9,850,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 1/4/2010	9,850,000
21,165,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.750%, 1/7/2010	21,165,000
15,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 1/7/2010	15,500,000
6,670,000		Wisconsin State HEFA, (Series B), 0.75% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Optional Tender 11/12/2010	6,670,000
23,330,000	[2,3]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 1/7/2010	23,330,000
25,000,000		Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	25,228,234
		TOTAL	104,393,234
		TOTAL SHORT-TERM MUNICIPALS — 101.6% (AT AMORTIZED COST)[4]	4,534,795,894
		OTHER ASSETS AND LIABILITIES - NET — (1.6)%[5]	(72,675,607)
		TOTAL NET ASSETS — 100%	$4,462,120,287
  Securities that are subject to the federal alternative minimum tax (AMT) represent 7.8% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $639,610,000, which represented 14.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2009, these liquid restricted securities amounted to $639,610,000, which represented 14.3% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At December 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentage Based on Total Market Value
First Tier	Second Tier
96.3%	3.7%
  Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of December 31, 2009, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDRB(s)	— Economic Development Revenue Bond(s)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 17, 2010